GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Selling, general and administrative expense [abstract]
Salaries and benefits	$ 1,594	$ 1,794
Severance	0	828
Legal	754	505
Technical consulting fees	364	405
Accounting	317	331
Insurance	368	311
Regulatory Fees	276	252
Shareholder relations	108	235
Depreciation	91	122
Travel	196	96
Other	273	242
Total	$ 4,341	$ 5,121	$ 3,726